Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	570,176,253.42	29,941
Yield Supplement Overcollateralization Amount 02/29/24	60,649,451.89	0
Receivables Balance 02/29/24	630,825,705.31	29,941
Principal Payments	23,325,742.40	1,357
Defaulted Receivables	941,898.29	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	57,509,297.95	0
Pool Balance at 03/31/24	549,048,766.67	28,549

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.44%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	8,058,865.30	321
Past Due 61-90 days	2,431,969.92	95
Past Due 91-120 days	453,777.45	20
Past Due 121+ days	0.00	0
Total	10,944,612.67	436

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	559,637.46
Aggregate Net Losses/(Gains) - March 2024	382,260.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.73%
Prior Net Losses/(Gains) Ratio	1.02%
Second Prior Net Losses/(Gains) Ratio	0.72%
Third Prior Net Losses/(Gains) Ratio	0.61%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.09%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	48.50

Flow of Funds	$ Amount
Collections	26,367,890.69
Investment Earnings on Cash Accounts	26,388.56
Servicing Fee	(525,688.09)
Transfer to Collection Account	-
Available Funds	25,868,591.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,453,072.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	635,900.47
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,313,164.55

Total Distributions of Available Funds	25,868,591.16

Servicing Fee	525,688.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	565,044,667.14
Principal Paid	21,102,354.28
Note Balance @ 04/15/24	543,942,312.86

Class A-1
Note Balance @ 03/15/24	0.00
Principal Paid	0.00
Note Balance @ 04/15/24	0.00
Note Factor @ 04/15/24	0.0000000%

Class A-2a
Note Balance @ 03/15/24	73,140,093.12
Principal Paid	13,710,261.79
Note Balance @ 04/15/24	59,429,831.33
Note Factor @ 04/15/24	25.6339852%

Class A-2b
Note Balance @ 03/15/24	39,434,574.02
Principal Paid	7,392,092.49
Note Balance @ 04/15/24	32,042,481.53
Note Factor @ 04/15/24	25.6339852%

Class A-3
Note Balance @ 03/15/24	306,860,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	306,860,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-4
Note Balance @ 03/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	99,620,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	30,630,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	15,360,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,453,072.33
Total Principal Paid	21,102,354.28
Total Paid	23,555,426.61

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	335,834.93
Principal Paid	13,710,261.79
Total Paid to A-2a Holders	14,046,096.72

Class A-2b
One-Month SOFR	5.31864%
Coupon	6.16864%
Interest Paid	209,471.90
Principal Paid	7,392,092.49
Total Paid to A-2b Holders	7,601,564.39

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4019351
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.6624507
Total Distribution Amount	23.0643858

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.4485634
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.1367399
Total A-2a Distribution Amount	60.5853033

A-2b Interest Distribution Amount	1.6757752
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.1367399
Total A-2b Distribution Amount	60.8125151

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	30.13
Noteholders' Third Priority Principal Distributable Amount	727.88
Noteholders' Principal Distributable Amount	241.99

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	5,106,453.81
Investment Earnings	22,630.72
Investment Earnings Paid	(22,630.72)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,517,806.89	$3,285,033.33	$4,489,387.44
Number of Extensions	122	112	151
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.50%	0.66%